Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 1,548,410	R$ 199,295
Financial liabilities	203,351	273,790
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	63,684	75,523
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	638	474
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,569	83,449
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,381,519	39,849
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	117,807	167,591
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 85,544	R$ 106,199